Description of the business and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Description of the business and summary of significant accounting policies
Schedule of companies included in the consolidated financial statements

	Principal		% Equity interest
Name	Activities	Country	2018	2017	2016
Concesionaria	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%	100%
Volaris Costa Rica	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%	100%
Vuela, S.A. (“Vuela”)*	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%	100%

Vuela El Salvador, S.A. de C.V.*	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	—	—
Comercializadora Volaris, S.A. de C.V.	Merchandising of services	Mexico	100%	100%	100%
Servicios Earhart, S.A.*	Recruitment and payroll	Guatemala	100%	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Recruitment and payroll	Mexico	100%	100%	100%
Servicios Administrativos Volaris, S.A. de C.V. (“Servicios Administrativos”)	Recruitment and payroll	Mexico	100%	100%	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Loyalty Program”)**	Loyalty Program	México	100%	—	—
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”)(1)	Travel agency	Mexico	100%	100%	100%
Deutsche Bank México, S.A., Trust 1710	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
Deutsche Bank México, S.A., Trust 1711	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
Irrevocable Administrative Trust number F/307750 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	100%	100%
Irrevocable Administrative Trust number F/745291	Share administration trust (Note 17)	Mexico	100%	100%	100%
Irrevocable Administrative Trust number CIB/3081 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	—	—

*The Companies have not started operations yet in Guatemala and El Salvador.

**The Company has not started operations yet

With effect from July 16, 2018, the name of the Company was changed from Operaciones Volaris, S.A. de C.V. to Viajes Vuela, S.A. de C.V.

Schedule of breakdown of revenues

		At the flight time				At the sale				Total
Revenue recognition as of December 31, 2018	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	12,336,095	Ps.	6,151,763	Ps.	—	Ps.	—	Ps.	18,487,858
Other Passenger Revenues		5,182,572		2,598,375		68,264		43,286		7,892,497
		17,518,667		8,750,138		68,264		43,286		26,380,355
Non-Passenger Revenues
Other Non-Passenger revenues		685,219		12,138		—		—		697,357
Cargo		221,324		6,114		—		—		227,438
Total	Ps.	18,425,210	Ps.	8,768,390	Ps.	68,264	Ps.	43,286	Ps.	27,305,150

		At the flight time				At the sale				Total
Revenue recognition as of December 31, 2017 (Adjusted)	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	12,284,795	Ps.	5,506,522	Ps.	—	Ps.	—	Ps.	17,791,317
Other Passenger Revenues		4,087,664		1,992,696		11,283		6,861		6,098,504
		16,372,459		7,499,218		11,283		6,861		23,889,821
Non-Passenger Revenues
Other Non-Passenger revenues		723,297		4,095		—		—		727,392
Cargo		165,907		5,066		—		—		170,973
Total	Ps.	17,261,663	Ps.	7,508,379	Ps.	11,283	Ps.	6,861	Ps.	24,788,186

		At the flight time				At the sale				Total
Revenue recognition as of December 31, 2016 (Adjusted)	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	11,701,014	Ps.	6,089,116	Ps.	—	Ps.	—	Ps.	17,790,130
Other Passenger Revenues		3,238,826		1,680,626		—		—		4,919,452
		14,939,840		7,769,742		—		—		22,709,582
Non-Passenger Revenues
Other Non-Passenger revenues		587,270		3,085		—		—		590,355
Cargo		166,934		4,689		—		—		171,623
Total	Ps.	15,694,044	Ps.	7,777,516	Ps.	—	Ps.	—	Ps.	23,471,560

Schedule of transactions from unearned transportation revenues

			2017		2016
	2018		Adjusted		Adjusted
January 1,	Ps.	2,293,309	Ps.	2,228,051	Ps.	1,957,254
Deferred		26,254,391		23,714,649		22,778,110
Recognized in revenue during the year		(26,109,184)		(23,649,391)		(22,507,313)
December 31,	Ps.	2,438,516	Ps.	2,293,309	Ps.	2,228,051

Schedule of depreciation rates

Annual
depreciation rate
Aircraft parts and rotable spare parts	8.3-16.7%
Aircraft spare engines	4.0-8.3%
Standardization	Remaining contractual lease term
Computer equipment	25%
Communications equipment	10%
Office furniture and equipment	10%
Electric power equipment	10%
Workshop machinery and equipment	10%
Service carts on board	20%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event

Schedule of exchange rates of local currencies translated to functional currencies

			Exchange rates of local				Exchange rates of local				Exchange rates of local
			currencies translated to				currencies translated to				currencies translated to
			functional currencies				functional currencies				functional currencies
			Average				Average				Average
	Local	Functional	exchange rate		Exchange rate		exchange rate		Exchange rate		exchange rate		Exchange rate
Country	currency	currency	for 2018		as of 2018		for 2017		as of 2017		for 2016		as of 2016
Costa Rica	Colon	U.S. dollar	₵.	580.8534	₵.	609.6100	₵.	572.2000	₵.	572.5600	₵.	564.3332	₵.	561.1000
Guatemala	Quetzal	U.S. dollar	Q.	7.5337	Q.	7.7440	Q.	7.3509	Q.	7.3448	Q.	7.4931	Q.	7.5221

Schedule of impact of adoption of IFRS 15 on the consolidated financial statements

	As previously				Adjusted
	reported as of				As of December
	December 31, 2017		Adjustment		31, 2017
Short-term liabilities
Unearned transportation revenue	Ps.	2,161,636	Ps.	131,673	Ps.	2,293,309

Equity
Retained earnings	Ps.	5,080,049	Ps.	(131,673)	Ps.	4,948,376

	As previously				Adjusted
	reported as of				As of December
	December 31, 2016		Adjustment		31, 2016
Short-term liabilities
Unearned transportation revenue	Ps.	2,153,567	Ps.	74,484	Ps.	2,228,051

Equity
Retained earnings	Ps.	5,927,576	Ps.	(74,484)	Ps.	5,853,092

Impact of adoption on the consolidated statements of operations

	As previously					Adjusted
	reported as of					As of December
	December 31, 2017		Adjustment			31, 2017
Operating revenues
Passenger revenues
Fare revenues	Ps.	17,791,317	Ps.	—		Ps.	17,791,317
Other passenger revenues		—		6,098,504			6,098,504
	Ps.	17,791,317	Ps.	6,098,504		Ps.	23,889,821
Non- passenger revenues
Other non-passenger revenues	Ps.	6,883,085	Ps.	(6,155,693)		Ps.	727,392
Cargo		170,973		—			170,973
	Ps.	7,054,058	Ps.	(6,155,693)		Ps.	898,365
	Ps.	24,845,375	Ps.	(57,189)	*	Ps.	24,788,186

Operating expenses	Ps.	24,826,733		—		Ps.	24,826,733
Operating income (loss)		18,642		(57,189)			(38,547)
Net loss	Ps.	(594,599)	Ps.	(57,189)		Ps.	(651,788)

	As previously					Adjusted
	reported as of					As of December
	December 31, 2016		Adjustment			31, 2016
Operating revenues
Passenger revenues
Fare revenues	Ps.	17,790,130	Ps.	—		Ps.	17,790,130
Other passenger revenues		—		4,919,452			4,919,452
	Ps.	17,790,130	Ps.	4,919,452		Ps.	22,709,582
Non- passenger revenues
Other non-passenger revenues	Ps.	5,550,698	Ps.	(4,960,343)		Ps.	590,355
Cargo		171,623		—			171,623
	Ps.	5,722,321	Ps.	(4,960,343)		Ps.	761,978
	Ps.	23,512,451	Ps.	(40,891)	*	Ps.	23,471,560

Operating expenses	Ps.	20,772,760	Ps.	—		Ps.	20,772,760
Operating income (loss)		2,739,691		(40,891)			2,698,800
Net income	Ps.	3,519,489	Ps.	(40,891)		Ps.	3,478,598

Impact on basic and diluted earnings per share (EPS)

	As previously
	reported as of
	December 31,
	2017		As Adjusted
Loss per share	Ps.	(0.588)	Ps.	(0.644)

	As previously
	reported as of
	December 31,
	2016		As Adjusted
Earnings per share	Ps.	3.478	Ps.	3.438

* The nature of the adjustments is described as follows:

Schedule of impact of adoption of IFRS 16 (Leases) on the consolidated financial statements

			As of		As of
	As of January 1,		December 31,		December 31,
	2017		2017		2018
Assets
Property, plant and equipment (Right-of-use-assets)	Ps.	23,709,968	Ps.	25,075,501	Ps.	31,985,598
Deferred income tax		2,699,552		2,231,702		2,271,031
Prepaid expenses		(266,959)		—		—

Liabilities
Lease liabilities	Ps.	32,639,927	Ps.	32,436,015	Ps.	39,463,811

Equity
Retained Earnings	Ps.	6,497,366

The estimated impact on the statements of operations for the years ended December 31, 2017 and 2018:

	For the year		For the year
	ended December		ended December
	31, 2017		31, 2018
Depreciation expense	Ps.	3,522,738	Ps.	4,123,513
Operating lease expense		(5,038,920)		(5,718,657)
Operating income		(1,516,182)		(1,595,144)
Financial costs		1,381,027		1,682,420
Foreign exchange (gain) loss		(1,434,290)		30,423
Income tax expense (benefit)		467,850		(39,328)
Net (income) loss	Ps.	(1,101,595)	Ps.	78,371